Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Quarterly Financial Data [Abstract]
Net (Loss) Attributable to Common Stockholders	$ 0	$ 5,227	$ (89)	$ 0	$ 4,243	$ (89)
(Loss) Per Share of Class B Common Stock – Basic:
(Loss) Per Basic Share		$ 0.27	$ (0.01)	$ 0.00	$ 0.31	$ (0.01)
Earnings Per Share, Diluted [Abstract]
(Loss) Per Diluted Share		$ 0.26	$ (0.01)	$ 0.00	$ 0.29	$ (0.01)